[EATON VANCE LOGO]                                   [BRICKWALL EDUCATION PHOTO]

Semiannual Report March 31, 2003

                                   EATON VANCE
[HIGHWAY PHOTO]                     NATIONAL
                                   MUNICIPALS
                                      FUND

[BRIDGE PHOTO]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

    The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

    EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

    If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

    Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Eaton Vance National Municipals Fund as of March 31, 2003

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

MANAGEMENT DISCUSSION

- The U.S. economy turned in a poor performance in late 2002 and early 2003. Waning consumer confidence and reduced capital spending resulted in weak demand for goods and services. Consumer spending slowed significantly by year end, and businesses were loathe to commit new capital investment in an uncertain economic environment.

- The Federal Reserve Board, which had held rates steady through most of the year, reduced the Federal Funds rate - a key short-term interest rate barometer - to 1.25%, a 40-year low. The bond markets - whose prices move in the opposite direction of interest rates - rallied in response to that action.

- Escrowed and pre-refunded bonds remained the Portfolio's largest sector weighting at March 31, 2003. These issues have been pre-refunded by their issuers and, because they are backed by Treasury bonds, have an AAA credit rating. Meanwhile, they continued to provide an excellent stream of income.

- Management continued its efforts to improve the Portfolio's call protection. With the decline of interest rates from their highs earlier in the decade, many bonds are now approaching call dates. Call protection has therefore become an increasingly important strategic consideration.

FUND PERFORMANCE

     The Past Six Months

- During the six months ended March 31, 2003, the Fund's Class A shares had a total return of -2.21%.(1) This return resulted from a decrease in net asset value (NAV) per share to $10.36 on March 31, 2003 from $10.92 on September 30, 2002, and the reinvestment of $0.319 per share in tax-exempt dividend income.(2)

- The Fund's Class B shares had a total return of -2.38% during the period,(1) the result of a decrease in NAV per share to $9.67 from $10.19, and the reinvestment of $0.279 per share in tax-exempt dividend income.(2)

- The Fund's Class C shares had a total return of -2.57% during the period,(1) the result of a decrease in NAV per share to $9.21 from $9.71, and the reinvestment of $0.250 per share in tax-exempt dividend income.(2)

- The Fund's Class I shares had a total return of -2.01% during the period, the result of a decrease in NAV per share to $9.60 from $10.11, and the reinvestment of $0.307 per share in tax-exempt dividend income.(2)

- Based on the most recent distributions and NAVs per share on March 31, 2003, of $10.36 for Class A, $9.67 for Class B, $9.21 for Class C, and $9.60 for Class I, the distribution rates were 6.18%, 5.79%, 5.45%, and 6.41%, respectively.(3) The distribution rates of Classes A, B, C, and I are equivalent to taxable rates of 10.07%, 9.43%, 8.88%, and 10.44%, respectively.(4)

- The SEC 30-day yields at March 31, 2003 were 6.24%, 6.05%, 5.80%, and 6.82%, respectively, for Classes A, B, C, and I.(5) These yields are equivalent to taxable rates of 10.16%, 9.85%, 9.45%, and 11.11%, respectively.(4)

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND INFORMATION
as of March 31, 2003

Performance(6)                     Class A    Class B    Class C    Class I
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                            8.52%      8.18%      7.72%      8.84%
Five Years                          3.81       3.25       2.98       N.A.
Ten Years                           N.A.       5.40       N.A.       N.A.
Life of Fund+                       6.70       6.46       4.54       5.25

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                            3.33%      3.18%      6.72%      8.84%
Five Years                          2.80       2.93       2.98       N.A.
Ten Years                           N.A.       5.40       N.A.       N.A.
Life of Fund+                       6.12       6.46       4.54       5.25

+ Inception Dates - Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares and Class C shares. Class I generally has no sales charge.

(2) A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax. Income may be subject to state tax.

(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV).

(4) Taxable-equivalent rates assume maximum 38.6% federal tax rate. A lower rate would result in lower tax-equivalent figures.

(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum sales charge of 4.75%. Class B returns reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. For Class C, one year return reflects 1% CDSC. Class I generally has no sales charge.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
----------------------------------------------------------------------------
Investment in National Municipals Portfolio, at value
   (identified cost, $1,908,374,452)                          $1,912,387,107
Receivable for Fund shares sold                                    3,875,077
----------------------------------------------------------------------------
TOTAL ASSETS                                                  $1,916,262,184
----------------------------------------------------------------------------
Liabilities
----------------------------------------------------------------------------
Dividends payable                                             $    4,643,889
Payable for Fund shares redeemed                                   2,883,058
Payable to affiliate for distribution and service fees               674,861
Payable to affiliate for Trustees' fees                                   90
Accrued expenses                                                     265,429
----------------------------------------------------------------------------
TOTAL LIABILITIES                                             $    8,467,327
----------------------------------------------------------------------------
NET ASSETS                                                    $1,907,794,857
----------------------------------------------------------------------------
Sources of Net Assets
----------------------------------------------------------------------------
Paid-in capital                                               $1,915,111,720
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)                    (14,536,903)
Accumulated undistributed net investment income                    3,207,385
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)                      4,012,655
----------------------------------------------------------------------------
TOTAL                                                         $1,907,794,857
----------------------------------------------------------------------------
Class A Shares
----------------------------------------------------------------------------
NET ASSETS                                                    $  219,264,283
SHARES OUTSTANDING                                                21,168,467
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of beneficial interest
      outstanding)                                            $        10.36
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $10.36)                          $        10.88
----------------------------------------------------------------------------
Class B Shares
----------------------------------------------------------------------------
NET ASSETS                                                    $1,500,490,564
SHARES OUTSTANDING                                               155,170,738
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of beneficial interest
      outstanding)                                            $         9.67
----------------------------------------------------------------------------
Class C Shares
----------------------------------------------------------------------------
NET ASSETS                                                    $  185,979,482
SHARES OUTSTANDING                                                20,185,832
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of beneficial interest
      outstanding)                                            $         9.21
----------------------------------------------------------------------------
Class I Shares
----------------------------------------------------------------------------
NET ASSETS                                                    $    2,060,528
SHARES OUTSTANDING                                                   214,678
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of beneficial interest
      outstanding)                                            $         9.60
----------------------------------------------------------------------------
On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003
Investment Income
---------------------------------------------------------------------------
Interest allocated from Portfolio                             $  67,505,562
Expenses allocated from Portfolio                                (4,580,436)
---------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                          $  62,925,126
---------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------
Trustees' fees and expenses                                   $       1,684
Distribution and service fees
   Class A                                                          261,008
   Class B                                                        5,382,476
   Class C                                                          918,177
Transfer and dividend disbursing agent fees                         352,876
Registration fees                                                    31,554
Custodian fee                                                        19,316
Printing and postage                                                 13,330
Legal and accounting services                                        10,650
Miscellaneous                                                         1,668
---------------------------------------------------------------------------
TOTAL EXPENSES                                                $   6,992,739
---------------------------------------------------------------------------

NET INVESTMENT INCOME                                         $  55,932,387
---------------------------------------------------------------------------
Realized and Unrealized
Gain (Loss) from Portfolio
---------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)            $  13,416,651
   Financial futures contracts                                   (5,945,845)
---------------------------------------------------------------------------
NET REALIZED GAIN                                             $   7,470,806
---------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                        $(102,970,174)
   Financial futures contracts                                   (3,204,173)
   Interest rate swap contracts                                     224,248
   Shortfall and forebearance agreement                          (5,519,655)
---------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)          $(111,469,754)
---------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                              $(103,998,948)
---------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                    $ (48,066,561)
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED
INCREASE (DECREASE)                                           MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                                                 (UNAUDITED)       SEPTEMBER 30, 2002
--------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                      $    55,932,387   $     108,879,438
   Net realized gain                                                7,470,806           5,525,343
   Net change in unrealized appreciation (depreciation)          (111,469,754)         55,305,825
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $   (48,066,561)  $     169,710,606
--------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                 $    (6,330,333)  $     (11,151,279)
      Class B                                                     (43,266,995)        (83,671,199)
      Class C                                                      (4,908,418)         (7,841,681)
      Class I                                                         (65,277)            (83,031)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           $   (54,571,023)  $    (102,747,190)
--------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                 $    61,790,730   $     100,672,310
      Class B                                                      81,444,643         151,646,630
      Class C                                                      33,847,421          70,339,164
      Class I                                                          31,949           1,701,641
   Issued in reorganization of Texas Municipals Fund
      Class A                                                              --             451,237
      Class B                                                              --           8,655,100
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                       1,989,890           3,790,767
      Class B                                                      14,494,506          27,571,658
      Class C                                                       2,250,438           3,792,676
      Class I                                                          27,320              24,301
   Cost of shares redeemed
      Class A                                                     (46,938,614)        (80,285,130)
      Class B                                                     (96,803,199)       (184,340,344)
      Class C                                                     (25,824,253)        (31,438,319)
      Class I                                                         (80,683)            (33,614)
   Contingent deferred sales charges
      Class B                                                         341,386             844,893
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS       $    26,571,534   $      73,392,970
--------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                         $   (76,066,050)  $     140,356,386
--------------------------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED
                                                              MARCH 31, 2003    YEAR ENDED
NET ASSETS                                                    (UNAUDITED)       SEPTEMBER 30, 2002
--------------------------------------------------------------------------------------------------
At beginning of period                                        $ 1,983,860,907   $   1,843,504,521
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                                              $ 1,907,794,857   $   1,983,860,907
--------------------------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                                              $     3,207,385   $       1,846,021
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                            CLASS A
                                  --------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001         2000(1)        1999         1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.920             $ 10.550         $ 10.230      $ 10.440      $ 11.650     $ 11.260
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.329             $  0.656         $  0.618      $  0.629      $  0.636     $  0.644
Net realized and unrealized
   gain (loss)                          (0.570)               0.334            0.312        (0.200)       (1.209)       0.398
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.241)            $  0.990         $  0.930      $  0.429      $ (0.573)    $  1.042
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.319)            $ (0.620)        $ (0.610)     $ (0.639)     $ (0.637)    $ (0.652)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.319)            $ (0.620)        $ (0.610)     $ (0.639)     $ (0.637)    $ (0.652)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.360             $ 10.920         $ 10.550      $ 10.230      $ 10.440     $ 11.650
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (2.21)%               9.84%            9.33%         4.39%        (5.14)%       9.49%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $219,264             $213,456         $181,600      $174,024      $211,206     $146,067
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.78%(5)             0.83%            0.83%         0.66%         0.71%        0.71%
   Expenses after custodian
      fee reduction(4)                    0.77%(5)             0.82%            0.82%         0.65%         0.69%        0.69%
   Net investment income                  6.27%(5)             6.31%            5.92%         6.23%         5.67%        5.60%
Portfolio Turnover of the
   Portfolio                                14%                  32%              20%           41%           60%          28%
------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 6.28% to 6.31%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                               CLASS B
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                               YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)           2001          2000(1)         1999           1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $   10.190           $    9.850        $    9.550     $    9.740     $   10.870     $   10.530
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                $    0.286           $    0.572        $    0.541     $    0.532     $    0.508     $    0.523
Net realized and unrealized
   gain (loss)                           (0.529)               0.303             0.300         (0.188)        (1.126)         0.361
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                        $   (0.243)          $    0.875        $    0.841     $    0.344     $   (0.618)    $    0.884
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income           $   (0.279)          $   (0.540)       $   (0.545)    $   (0.534)    $   (0.512)    $   (0.544)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $   (0.279)          $   (0.540)       $   (0.545)    $   (0.534)    $   (0.512)    $   (0.544)
------------------------------------------------------------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES
   CHARGES                           $    0.002           $    0.005        $    0.004     $       --     $       --     $       --
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $    9.670           $   10.190        $    9.850     $    9.550     $    9.740     $   10.870
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           (2.38)%               9.30%             9.06%          3.72%         (5.90)%         8.60%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $1,500,491           $1,582,772        $1,525,303     $1,483,566     $1,764,616     $2,071,078
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                             1.24%(5)             1.25%             1.26%          1.25%          1.53%          1.53%
   Expenses after custodian
      fee reduction(4)                     1.23%(5)             1.24%             1.25%          1.24%          1.51%          1.51%
   Net investment income                   5.82%(5)             5.89%             5.49%          5.63%          4.86%          4.87%
Portfolio Turnover of the
   Portfolio                                 14%                  32%               20%            41%            60%            28%
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 5.86% to 5.89%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                            CLASS C
                                  --------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001         2000(1)        1999         1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.710             $  9.380         $  9.100      $  9.280      $ 10.350     $ 10.010
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.258             $  0.515         $  0.478      $  0.477      $  0.482     $  0.493
Net realized and unrealized
   gain (loss)                          (0.508)               0.297            0.274        (0.175)       (1.073)       0.349
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.250)            $  0.812         $  0.752      $  0.302      $ (0.591)    $  0.842
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.250)            $ (0.482)        $ (0.472)     $ (0.482)     $ (0.479)    $ (0.502)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.250)            $ (0.482)        $ (0.472)     $ (0.482)     $ (0.479)    $ (0.502)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.210             $  9.710         $  9.380      $  9.100      $  9.280     $ 10.350
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (2.57)%               9.02%            8.47%         3.46%        (5.92)%       8.59%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $185,979             $185,439         $136,213      $104,455      $140,182     $122,839
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.53%(5)             1.57%            1.59%         1.58%         1.54%        1.54%
   Expenses after custodian
      fee reduction(4)                    1.52%(5)             1.56%            1.58%         1.57%         1.52%        1.52%
   Net investment income                  5.52%(5)             5.56%            5.16%         5.31%         4.84%        4.83%
Portfolio Turnover of the
   Portfolio                                14%                  32%              20%           41%           60%          28%
------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 5.53% to 5.56%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      CLASS I
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001        2000(1)        1999(3)
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.110              $ 9.770          $ 9.460       $ 9.610        $10.000
------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.318              $ 0.637          $ 0.604       $ 0.557        $ 0.149
Net realized and unrealized
   gain (loss)                         (0.521)               0.298            0.291        (0.107)        (0.390)
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.203)             $ 0.935          $ 0.895       $ 0.450        $(0.241)
------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.307)             $(0.595)         $(0.585)      $(0.600)       $(0.149)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.307)             $(0.595)         $(0.585)      $(0.600)       $(0.149)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.600              $10.110          $ 9.770       $ 9.460        $ 9.610
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                         (2.01)%              10.05%            9.71%         4.96%         (2.44)%
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 2,061              $ 2,193          $   389       $   598        $   468
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                           0.53%(6)             0.57%            0.58%         0.57%          0.55%(6)
   Expenses after custodian
      fee reduction(5)                   0.52%(6)             0.56%            0.57%         0.56%          0.53%(6)
   Net investment income                 6.53%(6)             6.60%            6.22%         5.87%          6.12%(6)
Portfolio Turnover of the
   Portfolio                               14%                  32%              20%           41%            60%
------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 6.57% to 6.60%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) For the period from the commencement of offering of Class I shares, July 1, 1999, to September 30, 1999.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value to certain institutional investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in National Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $26,116,980 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryover was acquired through a Fund Reorganization and may be subject to certain limitations. Such capital loss carryover will expire on September 30, 2009 ($24,723,551), and September 30, 2008 ($1,393,429). Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   Additionally, at September 30, 2002, the Fund had net capital losses of $3,065,193 attributable to security transactions incurred after October 31, 2001. These capital losses are treated as arising on the first day of the Fund's current taxable year.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements,

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Reclassifications -- Certain prior year amounts have been reclassified to conform to the current year presentation.

 H Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                            5,876,502              9,624,546
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       188,903                365,661
    Redemptions                                     (4,449,279)            (7,697,227)
    Issued to Eaton Vance Texas Municipals
     Fund Shareholders                                      --                 43,976
    ---------------------------------------------------------------------------------
    NET INCREASE                                     1,616,126              2,336,956
    ---------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                            8,268,846             15,628,549
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     1,470,024              2,838,054
    Redemptions                                     (9,843,877)           (19,004,812)
    Issued to Eaton Vance Texas Municipals
     Fund Shareholders                                      --                904,289
    ---------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (105,007)               366,080
    ---------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS C                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                            3,603,332              7,575,973
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       241,503                409,400
    Redemptions                                     (2,752,650)            (3,406,347)
    ---------------------------------------------------------------------------------
    NET INCREASE                                     1,092,185              4,579,026
    ---------------------------------------------------------------------------------

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS I                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                                3,292                178,017
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         2,800                  2,515
    Redemptions                                         (8,223)                (3,473)
    ---------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             (2,131)               177,059
    ---------------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2003, no significant amounts have been earned. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $37,970 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan), (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $3,481,323 and $688,633 for Class B, and Class C shares, respectively, to or payable to EVD for the six months ended
   March 31, 2003, representing 0.46% and 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At March 31, 2003, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $23,832,000 for Class C shares. There were no Uncovered Distribution Charges for Class B shares at March 31, 2003.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended March 31, 2003 amounted to $261,008, $1,901,153, and $229,544, for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $29,000 of CDSC paid by shareholders for Class C shares for the six months ended March 31, 2003. EVD also received approximately $535,000 of CDSC paid by Class B shareholders of which $341,386 was paid directly to the Fund for days when no Uncovered Distribution Charges existed.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the National Municipals Portfolio aggregated $178,766,426 and $214,373,556, respectively, for the six months ended March 31, 2003.

8 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on December 10, 2001, the Fund acquired the net assets of Eaton Vance Texas Municipals Fund pursuant to an Agreement and Plan of Reorganization dated June 18, 2001. In accordance with the agreement, the Fund issued 43,976 Class A shares and 904,289 Class B shares having a total aggregate value of $9,106,337. As a result, the fund issued .922 shares of Class A and 1.108 shares of Class B for each share of Class A and Class B of Eaton Vance Texas Municipals Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The Eaton Vance Texas Municipals Fund's net assets at the date of the transaction was $9,106,337, including $515,364 of unrealized appreciation. Directly after the merger, the combined net assets of Eaton Vance National Municipals Fund was $1,814,850,002 with a net asset value per share of $10.26, $9.57, $9.13, and $9.50 for Class A, Class B, Class C, and Class I, respectively.

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Cogeneration -- 3.3%
---------------------------------------------------------------------------
    $ 22,150       Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $   22,658,121
       6,100       Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13              6,173,261
      21,950       Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.60%, 1/1/19             21,965,584
       6,400       Pennsylvania EDA, (Northampton
                   Generating), Junior Liens, (AMT),
                   6.875%, 1/1/11                                 6,431,104
       5,000       Pennsylvania EDA, (Northampton
                   Generating), Junior Liens, (AMT),
                   6.95%, 1/1/21                                  4,999,750
---------------------------------------------------------------------------
                                                             $   62,227,820
---------------------------------------------------------------------------
Education -- 0.3%
---------------------------------------------------------------------------
    $  4,130       California Educational Facilities
                   Authority, (Stanford University),
                   Variable Rate, 6/1/21(1)                  $    4,823,014
---------------------------------------------------------------------------
                                                             $    4,823,014
---------------------------------------------------------------------------
Electric Utilities -- 5.4%
---------------------------------------------------------------------------
    $ 20,000       California Department Water Resource
                   Power Supply, 5.125%, 5/1/18              $   20,995,200
      14,300       Clark County, NV, (Nevada Power), (AMT),
                   5.90%, 10/1/30                                12,094,654
       9,000       Connecticut Development Authority,
                   (Connecticut Light and Power),
                   5.85%, 9/1/28                                  9,445,590
      13,000       Connecticut Development Authority,
                   (Western Massachusetts Electric),
                   5.85%, 9/1/28                                 13,643,630
       5,000       Matagorda County, TX, Navigation
                   District No.1, (Reliant Energy) ,
                   5.95%, 5/1/30                                  4,039,250
      20,000       New York Energy Research and Development
                   Authority Facility, (AMT),
                   4.70%, 6/1/36                                 20,448,800
       8,000       North Carolina Municipal Power Agency,
                   (Catawba), 6.50%, 1/1/20                       8,831,120
      13,500       San Antonio, TX, Electric and Natural
                   Gas, 4.50%, 2/1/21                            13,183,560
---------------------------------------------------------------------------
                                                             $  102,681,804
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 17.5%
---------------------------------------------------------------------------
    $  2,400       Bexar County, TX, Health Facilities,
                   (St. Luke's Lutheran), Escrowed to
                   Maturity, 7.00%, 5/1/21                   $    3,103,608
      11,195       Colorado Health Facilities Authority,
                   (Liberty Heights), Escrowed to Maturity,
                   0.00%, 7/15/22                                 4,217,604
     184,070       Colorado Health Facilities Authority,
                   (Liberty Heights), Escrowed to Maturity,
                   0.00%, 7/15/24                                60,903,241
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
---------------------------------------------------------------------------
    $215,825       Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity, 0.00%, 10/1/22  $   80,448,769
      11,175       Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity,
                   0.00%, 10/1/22                                 4,165,481
     101,555       Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/23                                35,952,501
      60,360       Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                18,838,960
       4,650       Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Escrowed to Maturity,
                   7.125%, 5/15/11                                4,768,528
       4,500       Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Prerefunded to
                   11/15/19, 7.25%, 5/15/22                       4,644,990
       6,240       Kimball, NE, EDA, (Clean Harbors),
                   (AMT), Prerefunded to 9/1/06,
                   10.75%, 9/1/26                                 8,130,221
       9,665       Louisiana Public Facilities Authority,
                   (Southern Baptist Hospitals, Inc.),
                   Escrowed to Maturity, 8.00%, 5/15/12          12,007,506
       5,675       Maricopa County, AZ, IDA, (Place Five
                   and The Greenery), Escrowed to Maturity,
                   6.625%, 1/1/27                                 6,737,303
     100,000       Mississippi Housing Finance Corp.,
                   Single Family, Escrowed to Maturity,
                   (AMT), 0.00%, 6/1/15                          58,678,000
       5,915       New Jersey EDA, (Victoria Health Corp.),
                   Prerefunded to 1/1/04, 7.75%, 1/1/24           6,384,533
      46,210       San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/20           20,826,847
      15,000       San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/25            4,958,250
---------------------------------------------------------------------------
                                                             $  334,766,342
---------------------------------------------------------------------------
General Obligations -- 2.2%
---------------------------------------------------------------------------
    $ 20,000       California, 5.25%, 2/1/30                 $   20,359,200
      10,000       California, 5.25%, 4/1/32                     10,173,600
      12,500       Houston, TX, Independent School
                   District, (PSF), 4.75%, 2/15/26               12,251,500
---------------------------------------------------------------------------
                                                             $   42,784,300
---------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.4%
---------------------------------------------------------------------------
    $  1,585       Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                 $    1,542,997
       3,233       Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.50%, 12/1/36                  3,157,098

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Health Care-Miscellaneous (continued)
---------------------------------------------------------------------------
    $  3,468       Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.875%, 12/1/36            $    3,486,590
---------------------------------------------------------------------------
                                                             $    8,186,685
---------------------------------------------------------------------------
Hospital -- 5.1%
---------------------------------------------------------------------------
    $  6,091       Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.20%, 6/1/21(2)                          $    1,339,984
      12,600       California Health Facilities Authority,
                   (Cedars Sinai Medical Center), Variable
                   Rate, 12/1/34(3)(4)                           14,324,940
      23,205       Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/22                                23,688,592
       2,650       Corinth and Alcorn County, MS, (Magnolia
                   Registered Health Center),
                   5.50%, 10/1/21                                 2,594,323
       1,000       Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.70%, 3/1/14             686,700
       2,650       Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.75%, 3/1/24           1,708,402
       9,410       Louisiana Public Facilities Authority,
                   (General Health Systems),
                   6.80%, 11/1/16                                 9,376,312
      12,115       Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                        12,222,945
       3,500       New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                       3,795,120
       4,000       Oneida County, NY, Industrial
                   Development Agency, (Elizabeth Medical
                   Center), 6.00%, 12/1/29                        3,563,280
       3,075       Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/23(2)                                996,300
       7,750       Rhode Island HEFA, (St. Joseph Health
                   Services), 5.50%, 10/1/29                      6,558,592
      12,500       Rochester, MN, Health Care Facilities,
                   (Mayo Clinic), Variable Rate,
                   11/15/27(3)(4)                                13,806,750
       2,565       South Dakota HEFA, (Prairie Lakes Health
                   Care), 7.25%, 4/1/22                           2,641,950
---------------------------------------------------------------------------
                                                             $   97,304,190
---------------------------------------------------------------------------
Housing -- 4.8%
---------------------------------------------------------------------------
    $  3,000       ABAG Finance Authority, CA, (Civic
                   Center Drive Apartments), (AMT),
                   6.375%, 9/1/32                            $    3,074,220
       7,610       Arkansas Development Finance Authority,
                   MFMR, (Park Apartments), (AMT),
                   5.95%, 12/1/28                                 6,333,803
       6,360       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), (AMT), Variable Rate,
                   6/1/09(3)(4)                                   5,559,085
         600       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), (AMT), Variable Rate,
                   6/1/09(3)(4)                                     609,174
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Housing (continued)
---------------------------------------------------------------------------
    $ 16,000       Charter Mac Equity Trust, TN, (AMT),
                   6.625%, 6/30/09                           $   16,764,960
      10,770       Florida Capital Projects Financing
                   Authority, Student Housing Revenue,
                   (Florida University), 7.85%, 8/15/31          11,046,250
      10,035       Lake Creek, CO, (Affordable Housing
                   Corp.), 6.25%, 12/1/23                         9,383,829
       1,305       Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.375%, 1/1/19          1,211,314
       7,525       Minneapolis, MN, Community Development,
                   (Lindsay Brothers), 6.60%, 12/1/18             7,401,741
      15,490       New Hampshire Housing Finance Authority,
                   Multifamily Housing, 6.20%, 7/1/36            15,466,455
      10,590       Texas Student Housing Corp., (University
                   of Northern Texas), 6.85%, 7/1/31             10,634,160
       4,790       Virginia Housing Development Authority,
                   RITES, (AMT), Variable Rate,
                   7/1/21(3)(4)                                   5,202,227
---------------------------------------------------------------------------
                                                             $   92,687,218
---------------------------------------------------------------------------
Industrial Development Revenue -- 12.5%
---------------------------------------------------------------------------
    $  7,285       Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                     $    7,714,451
      10,260       Bedford County, VA, IDA, (Nekoosa
                   Packaging), (AMT), 6.55%, 12/1/25              7,714,904
       2,250       Calhoun County, AR, Solid Waste
                   Disposal, (Georgia-Pacific Corp.),
                   (AMT), 6.375%, 11/1/26                         1,647,608
       2,000       Camden County, NJ, (Holt Hauling),
                   (AMT), 9.875%, 1/1/21(2)                         395,000
       6,050       Carbon County, UT, (Laidlaw
                   Environmental), (AMT), 7.50%, 2/1/10           5,869,347
      12,450       Courtland, AL, (Champion International),
                   (AMT), 7.00%, 6/1/22                          12,721,286
       4,000       Courtland, AL, Solid Waste Disposal,
                   (Champion International Corp.), (AMT),
                   6.70%, 11/1/29                                 4,215,160
      22,500       Dallas-Fort Worth, TX, International
                   Airport Facility Improvements Corp.,
                   (American Airlines), (AMT),
                   5.95%, 5/1/29                                  4,500,000
      16,000       Denver, CO, City and County Facility
                   Airport, United Airlines, (AMT),
                   6.86%, 10/1/32                                 4,160,000
      17,250       Denver, CO, City and County, (United
                   Airlines), Variable Rate,
                   10/1/32(3)(4)(5)                                       0
       2,000       Effingham County, GA, IDA, PCR, (Georgia
                   Pacific Corp.), 6.50%, 6/1/31                  1,457,000
      28,940       Effingham County, GA, Solid Waste
                   Disposal, (Fort James), (AMT),
                   5.625%, 7/1/18                                20,700,782
      10,715       Gulf Coast, TX, Waste Disposal,
                   (Champion International), (AMT),
                   6.875%, 12/1/28                               11,005,377

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Industrial Development Revenue (continued)
---------------------------------------------------------------------------
    $  6,645       Hardeman County, TN, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17          $    6,694,970
      27,000       Houston, TX, Airport System,
                   (Continental Airlines), 6.75%, 7/1/29         14,344,560
       5,000       Los Angeles, CA, Regional Airports
                   Improvements Corp., (Terminal Four),
                   (AMT), 7.50%, 12/1/24                          3,199,900
       5,000       McMinn County, TN, (Calhoun Newsprint -
                   Bowater, Inc.), (AMT), 7.40%, 12/1/22          4,920,000
      10,000       Michigan Strategic Fund, (S.D. Warren),
                   7.375%, 1/15/22                               10,075,100
      15,000       Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                        15,111,450
       3,500       Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                         3,526,005
      23,770       New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                         15,019,312
      17,000       New Jersey EDA, (Holt Hauling),
                   7.75%, 3/1/27                                 16,932,000
       1,500       New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                  1,494,000
      12,500       New York City, NY, Industrial
                   Development Agency, (American Airlines,
                   Inc.), (AMT), 8.50%, 8/1/28                    3,781,250
      10,000       New York City, NY, Industrial
                   Development Agency, (American Airlines,
                   Inc.-JFK International Airport), (AMT),
                   8.00%, 8/1/12                                  3,001,000
      10,000       Pennsylvania, IDA, (Sun Co.), (AMT),
                   7.60%, 12/1/24                                10,608,800
      10,000       Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26                1,850,000
       3,917       Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                1,057,983
       1,500       Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                  830,756
      26,439       Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                               11,606,645
      12,578       Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(2)                               23,898
       4,922       Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(2)                                9,352
       1,915       Savannah, GA, (Intercat-Savannah),
                   (AMT), 9.75%, 7/1/10                           1,888,381
       3,282       Savannah, GA, EDA, (Intercat-Savannah),
                   (AMT), 9.00%, 1/1/15                           3,166,885
       5,000       Skowhegan, ME, (S.D. Warren), (AMT),
                   6.65%, 10/15/15                                4,843,950
      18,500       Valdez, AK, (British Petroleum),
                   Variable Rate, 8/1/25(3)(4)                   19,748,010
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Industrial Development Revenue (continued)
---------------------------------------------------------------------------
    $  4,000       Yavapai County, AZ, IDA, (Citizens
                   Utilities), (AMT), 5.45%, 6/1/33          $    3,212,400
---------------------------------------------------------------------------
                                                             $  239,047,522
---------------------------------------------------------------------------
Insured-Cogeneration -- 1.1%
---------------------------------------------------------------------------
    $ 20,645       Metropolitan Government of Nashville and
                   Davidson County, TN, (AMBAC),
                   5.00%, 10/1/33                            $   20,996,378
---------------------------------------------------------------------------
                                                             $   20,996,378
---------------------------------------------------------------------------
Insured-Education -- 0.4%
---------------------------------------------------------------------------
    $ 18,185       Illinois Development Finance Authority,
                   (Local Government Program-Elgin School
                   District-U46), (FSA), 0.00%, 1/1/20       $    7,964,848
         165       Puerto Rico Industrial Tourist
                   Educational Medical and Environmental,
                   DRIVERS, (MBIA), Variable Rate,
                   7/1/33(3)(4)                                     542,505
---------------------------------------------------------------------------
                                                             $    8,507,353
---------------------------------------------------------------------------
Insured-Electric Utilities -- 3.9%
---------------------------------------------------------------------------
    $ 11,950       Chicago, IL, (The Peoples Gas, Light and
                   Coke), (AMBAC), (AMT), Variable Rate,
                   12/1/23(3)(4)                             $   12,949,259
       5,500       Intermountain Power Agency, UT, (MBIA),
                   Variable Rate, 7/1/19(3)(4)                    8,095,010
      10,500       Philadelphia, PA, Gas Works Revenue,
                   (FSA), 5.00%, 7/1/28                          10,601,955
       6,000       Sacramento, CA, Municipal Electric
                   Utility District, (FSA), Variable Rate,
                   8/15/28(1)(4)                                  6,356,760
      16,500       Sacramento, CA, Municipal Utility
                   District, (MBIA), Variable Rate,
                   11/15/15(3)                                   17,918,835
      10,000       South Carolina Public Service Authority,
                   DRIVERS, (FGIC), Variable Rate,
                   1/1/25(3)(4)                                  10,089,800
      15,000       Southern, MN, Municipal Power Agency,
                   Power Supply System (AMBAC),
                   0.00%, 1/1/18                                  7,753,950
---------------------------------------------------------------------------
                                                             $   73,765,569
---------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 1.8%
---------------------------------------------------------------------------
    $ 20,505       Massachusetts Turnpike Authority,
                   (FGIC), Escrowed to Maturity, Variable
                   Rate, 7/1/17(3)(4)                        $   23,867,000
       9,500       Massachusetts Turnpike Authority,
                   (FGIC), Escrowed to Maturity, Variable
                   Rate, 1/1/20(3)(4)                            11,211,045
---------------------------------------------------------------------------
                                                             $   35,078,045
---------------------------------------------------------------------------
Insured-General Obligations -- 3.9%
---------------------------------------------------------------------------
    $  9,900       California, (AMBAC), Variable Rate,
                   11/1/19(3)(4)                             $   11,882,970

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-General Obligations (continued)
---------------------------------------------------------------------------
    $ 21,800       Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/23                            $    7,312,374
      16,980       Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/25                                 4,985,837
      14,000       Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/29                                 3,260,320
       9,000       Puerto Rico General Obligation, (FSA),
                   5.125%, 7/1/30                                 9,325,080
       5,000       Umatilla County, OR, School District No.
                   008R, (MBIA), Variable Rate,
                   6/15/19(3)(4)                                  5,693,250
      18,860       Washington , (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/20                          7,806,343
      17,630       Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/18                          8,379,363
      18,125       Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/19                          8,052,394
      19,125       Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 6/1/21                          7,442,876
---------------------------------------------------------------------------
                                                             $   74,140,807
---------------------------------------------------------------------------
Insured-Hospital -- 1.6%
---------------------------------------------------------------------------
    $ 15,210       Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38(6)                $   16,139,483
       8,750       Tyler, TX, Health Facility Development
                   Corp., (East Texas Medical Center),
                   (FSA), 5.375%, 11/1/27                         9,007,950
       5,000       Wisconsin HEFA, (Ministry Health Care),
                   (MBIA), 5.125%, 2/15/22                        5,124,300
---------------------------------------------------------------------------
                                                             $   30,271,733
---------------------------------------------------------------------------
Insured-Housing -- 0.4%
---------------------------------------------------------------------------
    $  7,475       SCA Multifamily Mortgage, Industrial
                   Development Board, Hamilton County, TN,
                   (FSA), (AMT), 7.35%, 1/1/30               $    7,871,026
---------------------------------------------------------------------------
                                                             $    7,871,026
---------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.5%
---------------------------------------------------------------------------
    $ 34,180       Anaheim, CA, Public Financing Authority,
                   (Public Improvements) (FSA),
                   0.00%, 9/1/35                             $    5,913,482
      10,445       Castaic Lake, CA, Water Agency
                   Certificates of Participation, (Water
                   System Improvements), (AMBAC),
                   0.00%, 8/1/21                                  4,093,709
---------------------------------------------------------------------------
                                                             $   10,007,191
---------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Miscellaneous -- 0.1%
---------------------------------------------------------------------------
    $ 25,000       Harris County-Houston, TX, Sports
                   Authority, (MBIA), 0.00%, 11/15/41        $    2,693,250
---------------------------------------------------------------------------
                                                             $    2,693,250
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.9%
---------------------------------------------------------------------------
    $ 13,305       Illinois Sports Facility Authority,
                   (AMBAC), 0.00%, 6/15/23                   $    4,587,431
      31,510       Illinois Sports Facility Authority,
                   (AMBAC), 0.00%, 6/15/24                       10,158,509
      10,000       Illinois Sports Facility Authority,
                   (AMBAC), 0.00%, 6/15/25                        3,036,600
      50,000       Metropolitan Pier and Exposition
                   Authority, (McCormick Place Expansion),
                   IL, (MBIA), 0.00%, 12/15/38                    7,080,500
     100,000       Metropolitan Pier and Exposition
                   Authority, (McCormick Place Expansion),
                   IL, (MBIA), 0.00%, 12/15/39                   13,397,000
      50,000       Metropolitan Pier and Exposition
                   Authority, (McCormick Place Expansion),
                   IL, (MBIA), 0.00%, 6/15/40                     6,513,000
       9,185       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/15                         5,078,111
      10,000       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/21                         3,809,700
         265       South Orange County, CA, Public
                   Financing Authority, (FGIC), DRIVERS,
                   Variable Rate, 8/15/15(3)(4)                   1,971,733
---------------------------------------------------------------------------
                                                             $   55,632,584
---------------------------------------------------------------------------
Insured-Transportation -- 4.0%
---------------------------------------------------------------------------
    $ 10,000       Chicago, IL, O'Hare International
                   Airport, (AMBAC), (AMT), 5.375%, 1/1/32   $   10,236,700
       5,000       Dallas Fort Worth, TX, International
                   Airport, (FGIC), (AMT), 5.625%, 11/1/21        5,267,400
       2,500       Dallas-Fort Worth, TX, International
                   Airport, (FGIC), (AMT), 5.50%, 11/1/20         2,617,350
      12,000       Massachusetts Turnpike Authority,
                   (AMBAC), 5.00%, 1/1/39                        12,063,960
       7,000       Metropolitan Washington, DC, Airports
                   Authority, DRIVERS, (MBIA), (AMT),
                   9.808%, 10/12/21(3)(4)                         8,400,070
       9,000       Puerto Rico Highway and Transportation
                   Authority, (FSA), Variable Rate,
                   7/1/32(1)(4)                                   9,753,120
      50,000       San Joaquin Hills, CA, Transportation
                   Corridor Agency Toll, (MBIA),
                   0.00%, 1/15/35                                 9,027,000
      50,000       Texas Turnpike Authority, (AMBAC),
                   0.00%, 8/15/22                                18,184,000
---------------------------------------------------------------------------
                                                             $   75,549,600
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Utilities -- 1.6%
---------------------------------------------------------------------------
    $ 30,000       Los Angeles, CA, Department of Water and
                   Power, (FGIC), 5.00%, 7/1/43              $   30,245,400
---------------------------------------------------------------------------
                                                             $   30,245,400
---------------------------------------------------------------------------
Insured-Water and Sewer -- 2.0%
---------------------------------------------------------------------------
    $ 11,915       Atlanta, GA, Water and Sewer, (FGIC),
                   5.00%, 11/1/38                            $   11,989,230
      10,135       California Water Resources, (Central
                   Valley), (FGIC), Variable Rate,
                   12/1/28(1)(4)                                 11,432,381
      20,980       Chicago, IL, Wastewater Transmission,
                   (MBIA) , 0.00%, 1/1/26                         6,127,419
       9,500       Houston, TX, Water and Sewer System,
                   (FSA), 4.75%, 12/1/24(7)                       9,366,620
---------------------------------------------------------------------------
                                                             $   38,915,650
---------------------------------------------------------------------------
Nursing Home -- 4.7%
---------------------------------------------------------------------------
    $ 12,465       Bell County, TX, (Riverside Healthcare,
                   Inc. - Normandy Terrace), 9.00%, 4/1/23   $   10,615,069
       4,665       Delaware County, PA, (Mainline -
                   Haverford Nursing and Rehabilitation
                   Centers), 9.00%, 8/1/22                        2,825,544
       9,880       Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 7.00%, 6/1/25(2)           5,534,776
      10,000       Indianapolis, IN, (National Benevolent
                   Association - Robin Run Village),
                   7.625%, 10/1/22                               10,014,400
       3,080       Lackawanna County, PA, IDA, (Edella
                   Street Associates), 8.875%, 9/1/14             3,088,655
       1,860       Luzerne County, PA, IDA, (River Street
                   Associates), 8.75%, 6/15/07                    1,877,186
      13,250       Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25                13,317,840
      11,710       Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25          12,098,421
      11,680       Montgomery, PA, IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                                11,615,643
       3,500       Orange County, FL, Health Facilities
                   Authority, (Westminster Community Care),
                   6.75%, 4/1/34                                  2,682,120
       4,135       Sussex County, DE, (Delaware Health
                   Corp.), 7.50%, 1/1/14                          4,189,375
       4,800       Sussex County, DE, (Delaware Health
                   Corp.), 7.60%, 1/1/24                          4,821,504
       2,330       Westmoreland, PA, (Highland Health
                   Systems, Inc.), 9.25%, 6/1/22                  2,393,819
       4,000       Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                 3,801,840
---------------------------------------------------------------------------
                                                             $   88,876,192
---------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Other Revenue -- 4.9%
---------------------------------------------------------------------------
    $ 13,000       Badger Tob Asset Securitization Corp.,
                   WI, 6.375%, 6/1/32                        $   11,365,380
      20,000       Capital Trust Agency, FL, (Seminole
                   Tribe Convention), 10.00%, 10/1/33            20,692,000
      20,500       Golden Tobacco Securitization Corp., CA,
                   6.75%, 6/1/39                                 18,625,275
      10,200       Orange County, NC, (Community Activity
                   Corp.), 8.00%, 3/1/24(2)                       4,100,400
      11,500       Tobacco Settlement Financing Corp., NJ,
                   6.00%, 6/1/37                                  9,402,285
      18,150       Tobacco Settlement Financing Corp., NJ,
                   6.25%, 6/1/43                                 15,210,971
      15,750       Tobacco Settlement Financing Corp., NJ,
                   6.75%, 6/1/39                                 14,220,045
---------------------------------------------------------------------------
                                                             $   93,616,356
---------------------------------------------------------------------------
Senior Living / Life Care -- 7.1%
---------------------------------------------------------------------------
    $ 14,340       Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   5.75%, 12/15/28                           $   12,568,006
       9,785       Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                                9,132,928
       6,035       Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26(8)                              4,695,773
      16,985       Bell County, TX, Health Facilities
                   Authority, (Care Institute, Inc. -
                   Texas), 9.00%, 11/1/24                        17,921,383
       3,060       Chester, PA, IDA, (Senior Life-Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25               3,216,213
       4,695       Chester, PA, IDA, (Senior Life-Choice of
                   Paoli), (AMT), 8.05%, 1/1/24                   4,830,075
      11,570       De Kalb County, GA, Private Hospital
                   Authority, (Atlanta, Inc.),
                   8.50%, 3/1/25(8)                               4,611,802
       4,960       Delaware County, PA, IDA, (Glen Riddle),
                   (AMT), 8.625%, 9/1/25                          5,247,085
       7,310       Glen Cove, NY, IDA, (Regency at Glen
                   Cove), 9.50%, 7/1/12                           7,470,528
      14,575       Illinois Development Finance Authority,
                   (Care Institute, Inc. - Illinois),
                   7.80%, 6/1/25                                 15,131,328
      14,420       Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25                14,129,581
       9,345       New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25                                 6,153,963
      12,265       North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                 10,581,383
         800       North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   9.00%, 1/1/12(2)                                 383,680
       4,840       Ridgeland, MS, Urban Renewal, (The
                   Orchard), 7.75%, 12/1/15                       5,000,543

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Senior Living / Life Care (continued)
---------------------------------------------------------------------------
    $  7,915       Roseville, MN, Elder Care Facility,
                   (Care Institute, Inc. - Roseville),
                   7.75%, 11/1/23(8)                         $    5,966,723
      12,140       St. Paul, MN, Housing and Redevelopment,
                   (Care Institute, Inc. - Highland),
                   8.75%, 11/1/24                                 8,551,902
---------------------------------------------------------------------------
                                                             $  135,592,896
---------------------------------------------------------------------------
Special Tax Revenue -- 0.4%
---------------------------------------------------------------------------
    $  3,000       Tri-County, OR, Metropolitan
                   Transportation District, Variable Rate,
                   8/1/19(3)(4)                              $    3,294,060
       4,865       University Square, FL, Community
                   Development District, 6.75%, 5/1/20            5,100,466
---------------------------------------------------------------------------
                                                             $    8,394,526
---------------------------------------------------------------------------
Transportation -- 2.0%
---------------------------------------------------------------------------
    $  5,750       Connector 2000 Association, Inc., SC,
                   Bridge & Toll Road, (Southern
                   Connector), 5.25%, 1/1/23                 $    2,481,413
       4,735       Denver, CO, City and County Airport,
                   (AMT), 7.50%, 11/15/23                         5,182,978
       8,550       Metropolitan Transportation Authority,
                   NY, 5.125%, 11/15/31                           8,666,195
      21,615       Triborough Bridge and Tunnel Authority,
                   NY, 5.00%, 11/15/27                           21,885,620
---------------------------------------------------------------------------
                                                             $   38,216,206
---------------------------------------------------------------------------
Water and Sewer -- 1.2%
---------------------------------------------------------------------------
    $  5,480       California Water Resources, (Central
                   Valley), Variable Rate, 12/1/24(3)(4)     $    6,389,242
       4,200       Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 1/1/18(3)(4)                    4,341,036
       9,400       Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 7/1/27(1)(4)                    9,589,410
       2,870       New York City, NY, Municipal Water
                   Finance Authority, (Water and Sewer
                   System), 5.00%, 6/15/20                        2,984,685
---------------------------------------------------------------------------
                                                             $   23,304,373
---------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $1,808,083,835)                          $1,836,184,030
---------------------------------------------------------------------------

COMMON STOCKS -- 0.0%

SECURITY                                  SHARES      VALUE
--------------------------------------------------------------------
Coal -- 0.0%
--------------------------------------------------------------------
Horizon Natural Resources Company(2)        972,382   $        9,724
--------------------------------------------------------------------
                                                      $        9,724
--------------------------------------------------------------------
Total Common Stocks
   (identified cost $12,640,966)                      $        9,724
--------------------------------------------------------------------
Total Investments -- 96.0%
   (identified cost $1,820,724,801)                   $1,836,193,754
--------------------------------------------------------------------
Other Assets, Less Liabilities -- 4.0%                $   76,193,379
--------------------------------------------------------------------
Net Assets -- 100.0%                                  $1,912,387,133
--------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At March 31, 2003, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:


------------------------------------------------
California                                 12.9%
Colorado                                   10.0%
Illinois                                   10.1%
Others, representing less than 10%         63.0%
individually

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 25.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.1% to 7.3% of total investments.
 (1)  Security has been issued as a leveraged inverse floater bond.
 (2)  Non-income producing security.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Security is subject to a shortfall and forebearance agreement (Note 7).
 (6) Security (or a portion thereof) has been segregated as collateral in connection with the shortfall and forebearance agreement.
 (7) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (8)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $1,820,724,801)      $1,836,193,754
Cash                                          31,623,987
Receivable for investments sold               24,594,933
Interest receivable                           36,121,176
Prepaid expenses                                 177,457
--------------------------------------------------------
TOTAL ASSETS                              $1,928,711,307
--------------------------------------------------------

Liabilities
--------------------------------------------------------
Shortfall and forebearance agreement      $    8,280,000
Payable for investments purchased              2,917,807
Payable for open swap contracts                2,732,472
Payable for daily variation margin on
   open financial futures contracts            2,321,250
Accrued expenses                                  72,645
--------------------------------------------------------
TOTAL LIABILITIES                         $   16,324,174
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,912,387,133
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,908,374,479
Net unrealized appreciation (computed on
   the basis of identified cost)               4,012,654
--------------------------------------------------------
TOTAL                                     $1,912,387,133
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003
Investment Income
-------------------------------------------------------
Interest                                  $  67,505,562
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  67,505,562
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $   4,332,040
Trustees' fees and expenses                      15,079
Custodian fee                                   187,496
Legal and accounting services                   101,997
Miscellaneous                                    39,998
-------------------------------------------------------
TOTAL EXPENSES                            $   4,676,610
-------------------------------------------------------
Deduct --
   Reduction of custodian fee             $      96,174
-------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $      96,174
-------------------------------------------------------

NET EXPENSES                              $   4,580,436
-------------------------------------------------------

NET INVESTMENT INCOME                     $  62,925,126
-------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  13,416,653
   Financial futures contracts               (5,945,845)
-------------------------------------------------------
NET REALIZED GAIN                         $   7,470,808
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(102,970,177)
   Financial futures contracts               (3,204,172)
   Interest rate swap contracts                 224,248
   Shortfall and forebearance agreement      (5,519,655)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(111,469,756)
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(103,998,948)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (41,073,822)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 2002
------------------------------------------------------------------------------
From operations --
   Net investment income                  $     62,925,126  $      122,552,587
   Net realized gain                             7,470,808           5,525,343
   Net change in unrealized
      appreciation (depreciation)             (111,469,756)         55,305,826
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    (41,073,822) $      183,383,756
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    178,766,426  $      332,287,220
   Withdrawals                                (214,373,556)       (373,630,620)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (35,607,130) $      (41,343,400)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (76,680,952) $      142,040,356
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of period                    $  1,989,068,085  $    1,847,027,729
------------------------------------------------------------------------------
AT END OF PERIOD                          $  1,912,387,133  $    1,989,068,085
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                           YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      -----------------------------------------------------------------------
                                  (UNAUDITED)           2002(1)         2001           2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.49%(2)         0.49%          0.48%          0.48%          0.45%          0.45%
   Expenses after custodian
      fee reduction                        0.48%(2)         0.48%          0.47%          0.47%          0.43%          0.43%
   Net investment income                   6.55%(2)         6.64%          6.25%          6.37%          5.92%          5.93%
Portfolio Turnover                           14%              32%            20%            41%            60%            28%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           (2.07)%          10.18%            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $1,912,387       $1,989,068     $1,847,028     $1,769,985     $2,125,545     $2,340,125
-----------------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 6.60% to 6.63%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2003, the Eaton Vance National Municipals Fund held approximately 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Interest rate swaps are normally valued on the basis of calculations furnished by a broker. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and discount.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Interest Rate Swaps -- The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to the agreement, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 K Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 L Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2003, the fee was equivalent to 0.45% of the Portfolio's average daily net assets for such period and amounted to $4,332,040. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $268,086,699 and $326,939,253, respectively, for the six months ended March 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation/depreciation in the value of the investments owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,814,099,014
    --------------------------------------------------------
    Gross unrealized appreciation             $  187,001,459
    Gross unrealized depreciation               (164,906,715)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   22,094,744
    --------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

                        FUTURES CONTRACTS
    ----------------------------------------------------------                 NET UNREALIZED
    EXPIRATION                                                                  APPRECIATION
    DATE(S)           CONTRACTS                                   POSITION     (DEPRECIATION)
    -----------------------------------------------------------------------------------------
    6/03              1,200 U.S. Treasury Bond                  Short             189,975
    6/03              2,040 U.S. Treasury Note                  Short            (633,802)
    -----------------------------------------------------------------------------------------
                                                                                 $(443,827)
    -----------------------------------------------------------------------------------------

   At March 31, 2003, the Portfolio had entered into one interest rate swap agreement with Merrill Lynch Capital Services and two interest rate swap agreements with JPMorgan Chase Bank. The Portfolio makes payments at rates equal to 4.338% annually, 5.784% biannually and 4.393% annually on the notional amounts of $50,000,000, $30,000,000 and $50,000,000, respectively.
   In exchange, the Portfolio receives payments at a rate equal to the USD-Libor British Bankers Association on the same notional amounts. The value of the contracts, that terminate on September 5, 2013, September 4, 2013, and November 1, 2022 of $576,827, $267,246 and ($3,576,545), respectively, are recorded as an aggregate payable for open swap contracts of $2,732,472 on March 31, 2003.

7 Shortfall and Forebearance Agreement
-------------------------------------------
   The Portfolio regularly trades in securities commonly known as inverse floater bonds. Inverse floaters are bonds with a coupon rate of interest that varies inversely with changes in specified general interest rate levels or indexes (for example, LIBOR). The inverse floater bonds are issued by a Trust through a securitization process. In addition to the inverse floater or residual interest bond (RIBs), the Trust also issues floating rate securities whose interest rate is established periodically through an auction market process. The sponsor of the Trust provides a liquidity feature for the floating rate bonds that guarantees the principal of the floating rate bond issued.

   On December 11, 2001, the Portfolio entered into a shortfall and forebearance agreement with the Sponsor of a Trust issuing one of the inverse floater bonds held by the Portfolio. The agreement commits the Portfolio to reimburse the Sponsor, upon the termination of the Trust, for an amount equal to the difference between the liquidation value of the underlying bond held by the Trust and the principal amount due to the floating rate holders. The value of the agreement at March 31, 2003 of $8,280,000 represents the potential amount due to the Sponsor based on the value of the underlying bond as of that date.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

EATON VANCE NATIONAL MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

NATIONAL MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and
Portfolio Manager

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF NATIONAL MUNICIPALS PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE NATIONAL MUNICIPALS FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

EATON VANCE FUNDS
EATON VANCE MANAGEMENT
BOSTON MANAGEMENT AND RESEARCH
EATON VANCE DISTRIBUTORS, INC.

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call 1-800-262-1122

EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS DISTRIBUTION PLAN, SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

448-5/03                                                                   HMSRC